Virtus SGA Global Growth Fund

a series of Virtus Equity Trust

Supplement dated December 23, 2020 to the Summary Prospectus and the Virtus Equity Trust

Statutory Prospectus, each dated January 28, 2020, as supplemented

Important Notice to Investors

Effective January 1, 2021, George P. Fraise will step down as a portfolio manager of the Virtus SGA Global Growth Fund (the “Fund”), and Hrishikesh Gupta will be added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus will be replaced in its entirety with the following:

>	Hrishikesh Gupta, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since January 2021.

>	Gordon M. Marchand, CIC, CFA, Portfolio Manager and co-founder of SGA. Mr. Marchand has served as a Portfolio Manager of the fund and its predecessor funds since inception in December 2010.

>	Robert L. Rohn, Portfolio Manager and co-founder of SGA. Mr. Rohn has served as a Portfolio Manager of the fund and its predecessor funds since inception in December 2010.

The row for the Fund in the table under “SGA” on page 79 of the Fund’s statutory prospectus will be replaced with the following:

Virtus SGA Global Growth Fund	Hrishikesh Gupta (since January 2021)
Gordon M. Marchand, CFA, CIC (since the inception of the fund’s predecessor funds in December 2010)
Robert L. Rohn (since the inception of the fund’s predecessor funds in December 2010)

In the narrative under the referenced table with respect to the SGA portfolio managers, the biography of George P. Fraise will be removed.

Investors should retain this supplement with the

Prospectuses for future reference.

VET 8019 SGAGlobalGrowth PM Change (12/2020)

Virtus SGA Global Growth Fund

a series of Virtus Equity Trust

Supplement dated December 23, 2020 to the

Statement of Additional Information (“SAI”) dated January 28, 2020, as supplemented

Important Notice to Investors

Effective January 1, 2021, George P. Fraise will step down as a portfolio manager of the Virtus SGA Global Growth Fund (the “Fund”), and Hrishikesh Gupta will be added as a portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” on page 92 of the SAI will be amended by substituting Mr. Gupta for Mr. Fraise in the row for the Fund.

The disclosure in the “Other Accounts Managed (no Performance-Based Fees)” table on page 93 of the SAI will be amended by removing the reference to Mr. Fraise. In addition, the row showing the information for Mr. Gupta will be amended to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hrishikesh Gupta**	1	$5.73 million	1	$1.72 million	0	N/A

**	As of September 30, 2020.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 94 of the SAI will be amended by removing the reference to Mr. Fraise.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 95 of the SAI will be amended by removing the reference to Mr. Fraise. In addition, the row showing the information for Mr. Gupta will be amended to reflect the following information and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/ Financial Exposure
Hrishikesh Gupta(3)	SGA Global Growth Fund – Over $1,000,000	$0	Over $1,000,000
	SGA Emerging Markets Growth Fund − $500,001-$1,000,000	$0	$500,001-$1,000,000

(3)	As of September 30, 2020.

Investors should retain this supplement with the SAI for future reference.

VET 8019B SGAGlobalGrowth PM Change (12/2020)